Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Lease income—net investment in leases
Interest Income	¥ 18,157	¥ 17,217	¥ 35,962	¥ 34,313
Other	429	478	998	865
Lease income—operating leases	114,467	103,015	227,933	197,961
Total lease income	¥ 133,053	¥ 120,710	¥ 264,893	¥ 233,139